Provisions (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Provisions by Class
Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2022	80	420	106	605

Effect of movements in foreign exchange	(5)	(11)	(2)	(18)
Provisions made	37	157	32	226
Provisions used	(37)	(109)	—	(147)
Provisions reversed	—	(21)	—	(22)
Other movements	(23)	1	(50)	(73)

Balance at 31 December 2022	51	436	85	572

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2021	104	489	170	763

Effect of movements in foreign exchange	(2)	(20)	(4)	(25)
Provisions made	63	132	9	203
Provisions used	(73)	(129)	(11)	(213)
Provisions reversed	(13)	(35)	(1)	(48)
Other movements	1	(18)	(58)	(75)

Balance at 31 December 2021	80	420	106	605

Summary of Provisions are Expected to Be Settled Within the Following Time Windows
The provisions are expected to be settled within the following time windows:

Million US dollar	Due within one year	Due after one year	Total
Restructuring	33	18	51

Indirect taxes	10	82	93
Labor	30	105	136
Commercial	12	54	66
Excise duties	2	21	23
Other disputes	26	92	118

Disputes	81	355	436

Other provisions	63	22	85

Total provisions	176	396	572